Financial Instruments by Category Disclosure of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Borrowings	$ 7,065	$ 5,608